UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):     [   ] is a restatement.
                                            [   ] adds new holding
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    8040 Excelsior Drive   Suite 401
            Madison, WI  53717

Form 13F File No:        28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            Managing Director/CCO
Phone:            608-831-8814

/s/ Robyn K. Rannow      Madison, WI        Nov. 9, 2009
----------------------  --------------     ---------------
    (Signature)          (City/State)          (Date)


Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          50

Form 13F Information Table Value Total:  $  128,266
                                        (in thousands)

List of Other Included Managers:               None

                                                    FORM 13F INFORMATION TABLE

                                                  Nakoma Capital Management, LLC
                                                        September 30, 2009

                                                                                                            Voting Authority
                                                                                                            -----------------
                                                              Value   Shares or Sh/ Put/  Investment  Other
Name of Issuer                     Title of Class CUSIP      (x$1000)  Prn Amt  Prn Call  Discretion  Mgrs   Sole   Shrd None
--------------------------------   -------------  ---------  -------  --------  --- ---- ------------ ----   -----  ---- ----
AllianceBernstein Holding L.P.     UNIT LTD PARTN 01881G106       832    30,500 SH  N/A  Shared-Other N/A    30,500 N/A  N/A
AK Steel Holding Corp.             COM            001547108     5,878   297,900 SH  N/A      Sole     N/A   297,900 N/A  N/A
Affiliated Managers Group Inc.     COM            008252108       975    15,000 SH  N/A  Shared-Other N/A    15,000 N/A  N/A
Apollo Group Inc. (Cl A)           CL A           037604105     6,903    93,700 SH  N/A      Sole     N/A    93,700 N/A  N/A
Bunge Limited                      COM            G16962105     2,767    44,200 SH  N/A      Sole     N/A    44,200 N/A  N/A
Chipotle Mexican Grill Inc. (Cl A) CL A           169656105     1,563    16,100 SH  N/A      Sole     N/A    16,100 N/A  N/A
Costco Wholesale Corp.             COM            22160K105       761    13,500 SH  N/A  Shared-Other N/A    13,500 N/A  N/A
Cisco Systems Inc.                 COM            17275R102       706    30,000 SH  N/A  Shared-Other N/A    30,000 N/A  N/A
CVS Caremark Corporation           COM            126650100       751    21,000 SH  N/A  Shared-Other N/A    21,000 N/A  N/A
CVS Caremark Corporation           COM            126650100     8,507   238,020 SH  N/A      Sole     N/A   238,020 N/A  N/A
Disney Walt Co.                    COM DISNEY     254687106       294    10,700 SH  N/A  Shared-Other N/A    10,700 N/A  N/A
Entertainment Properties Trust     COM SH BEN INT 29380T105       160     4,700 SH  N/A  Shared-Other N/A     4,700 N/A  N/A
EQT Corporation                    COM            26884L109     4,243    99,600 SH  N/A      Sole     N/A    99,600 N/A  N/A
F5 Networks Inc.                   COM            315616102     5,909   149,100 SH  N/A      Sole     N/A   149,100 N/A  N/A
Foster Wheeler AG                  COM            H27178104     3,191   100,000 SH  N/A      Sole     N/A   100,000 N/A  N/A
SPDR Gold Trust                    GOLD SHS       78463V107     7,424    75,100 SH  N/A      Sole     N/A    75,100 N/A  N/A
Corning Inc.                       COM            219350105     2,915   190,400 SH  N/A      Sole     N/A   190,400 N/A  N/A
Goldman Sachs Group Inc.           COM            38141G104       737     4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
Hewlett-Packard Co.                COM            428236103       472    10,000 SH  N/A  Shared-Other N/A    10,000 N/A  N/A
Harris Corp.                       COM            413875105     3,583    95,300 SH  N/A      Sole     N/A    95,300 N/A  N/A
International Business Machs Corp. COM            459200101       634     5,300 SH  N/A  Shared-Other N/A     5,300 N/A  N/A
Johnson & Johnson                  COM            478160104       365     6,000 SH  N/A  Shared-Other N/A     6,000 N/A  N/A
JPMorgan Chase & Co.               COM            46625H100       657    15,000 SH  N/A  Shared-Other N/A    15,000 N/A  N/A
Kinder Morgan Energy Partners      UT LTD PARTNER 494550106       162     3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
Kohl's Corp.                       COM            500255104     4,553    79,800 SH  N/A      Sole     N/A    79,800 N/A  N/A
LHC Group Inc.                     COM            50187A107     4,044   135,100 SH  N/A      Sole     N/A   135,100 N/A  N/A
Southwest Airlines Co.             COM            844741108       173    18,000 SH  N/A  Shared-Other N/A    18,000 N/A  N/A
McDonald's Corp.                   COM            580135101       200     3,500 SH  N/A  Shared-Other N/A     3,500 N/A  N/A
Mindray Medical Intl. Ltd.         SPON ADR       602675100     5,049   154,700 SH  N/A      Sole     N/A   154,700 N/A  N/A
Microsoft Corp.                    COM            594918104       437    17,000 SH  N/A  Shared-Other N/A    17,000 N/A  N/A
Microsoft Corp.                    COM            594918104     5,123   199,200 SH  N/A      Sole     N/A   199,200 N/A  N/A
Annaly Capital Management Inc.     COM            035710409       218    12,000 SH  N/A  Shared-Other N/A    12,000 N/A  N/A
Annaly Capital Management Inc.     COM            035710409     5,266   290,300 SH  N/A      Sole     N/A   290,300 N/A  N/A
NuVasive Inc.                      COM            670704105     4,058    97,170 SH  N/A      Sole     N/A    97,170 N/A  N/A
Oracle Corp.                       COM            68389X105       604    29,000 SH  N/A  Shared-Other N/A    29,000 N/A  N/A
QUALCOMM Inc.                      COM            747525103     6,135   136,400 SH  N/A      Sole     N/A   136,400 N/A  N/A
Transocean Ltd.                    REG SHS        H8817H100       684     8,000 SH  N/A  Shared-Other N/A     8,000 N/A  N/A
Range Resources Corp.              COM            75281A109     3,998    81,000 SH  N/A      Sole     N/A    81,000 N/A  N/A
SandRidge Energy Inc.              COM            80007P307     2,759   212,900 SH  N/A      Sole     N/A   212,900 N/A  N/A
SuccessFactors, Inc.               COM            864596101       154    10,970 SH  N/A  Shared-Other N/A    10,970 N/A  N/A
Schlumberger Ltd.                  COM            806857108       566     9,500 SH  N/A  Shared-Other N/A     9,500 N/A  N/A
Smith Micro Software Inc.          COM            832154108     2,367   191,500 SH  N/A      Sole     N/A   191,500 N/A  N/A
Sovran Self Storage Inc.           COM            84610H108       137     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
Teva Pharmaceutical Inds. Ltd.     ADR            881624209       354     7,000 SH  N/A  Shared-Other N/A     7,000 N/A  N/A
Thermo Fisher Scientific Inc.      COM            883556102     5,980   136,940 SH  N/A      Sole     N/A   136,940 N/A  N/A
Travelers Companies Inc.           COM            89417E109     6,341   128,800 SH  N/A      Sole     N/A   128,800 N/A  N/A
Union Pacific Corp.                COM            907818108       233     4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
Valmont Industries Inc.            COM            920253101     3,015    35,400 SH  N/A      Sole     N/A    35,400 N/A  N/A
Wal-Mart Stores Inc.               COM            931142103       221     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
Wal-Mart Stores Inc.               COM            931142103     5,208   106,100 SH  N/A      Sole     N/A   106,100 N/A  N/A
REPORT SUMMARY                     50                         128,266